Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating income:
Revenue	$ 821,930,000	$ 1,106,329,000	$ 1,187,206,000
Sales of services	23,661,000	24,001,000	29,697,000
Royalty income	22,297,000	20,385,000	20,739,000
Total operating income	867,888,000	1,150,715,000	1,237,642,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(512,874,000)	(613,381,000)	(604,650,000)
Cost of sales of services, excluding depreciation and amortization	(3,378,000)	(4,318,000)	(12,954,000)
Depreciation and amortization	(226,335,000)	(238,879,000)	(210,154,000)
Exploration in operating units	(44,163,000)	(89,730,000)	(89,311,000)
Mining royalties	(12,832,000)	(21,388,000)	(30,884,000)
Total operating costs	(799,582,000)	(967,696,000)	(947,953,000)
Gross profit (loss)	68,306,000	183,019,000	289,689,000
Operating expenses, net
Administrative expenses	(76,297,000)	(77,099,000)	(80,666,000)
Selling expenses	(24,313,000)	(26,948,000)	(23,043,000)
Exploration in non-operating areas	(11,879,000)	(36,307,000)	(18,262,000)
Impairment recovery (loss) of long-lived assets	(2,083,000)	5,693,000	(21,620,000)
Reversal (provision) of contingent and others	2,968,000	11,248,000	(13,740,000)
Write - off of stripping activity asset	0	0	(13,573,000)
Other, net	(14,715,000)	(1,308,000)	(13,230,000)
Total operating expenses, net	(126,319,000)	(124,721,000)	(184,134,000)
Operating profit (loss)	(58,013,000)	58,298,000	105,555,000
Other income (expense), net
Share in the results of associates and joint ventures	47,710,000	(1,144,000)	13,207,000
Finance income	9,675,000	9,685,000	5,517,000
Finance costs	(42,173,000)	(38,422,000)	(34,551,000)
Net gain (loss) from currency exchange difference	(734,000)	(1,384,000)	2,939,000
Total other income (expenses), net	14,478,000	(31,265,000)	(12,888,000)
Profit (loss) before income tax	(43,535,000)	27,033,000	92,667,000
Income tax
Current income tax	(11,911,000)	(16,882,000)	(23,713,000)
Deferred income tax	37,501,000	(9,997,000)	5,825,000
Profit (loss) from continuing operations	(17,945,000)	154,000	74,779,000
Income tax expense	(25,590,000)	26,879,000	17,888,000
Discontinued operations
Net loss from discontinued operations attributable to equity holders of the parent	(10,514,000)	(11,808,000)	(10,344,000)
Profit (loss) for the year	(28,459,000)	(11,654,000)	64,435,000
Attributable to:
Equity holders of the parent	(12,208,000)	(13,445,000)	60,823,000
Non-controlling interest	(16,251,000)	1,791,000	3,612,000
Net loss from continued operations	$ (28,459,000)	$ (11,654,000)	$ 64,435,000
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ (0.05)	$ (0.05)	$ 0.24
Profit (loss) for continuing operations, basic and diluted per share attributable to equity holders of the parent, expressed in US dollars	$ (0.01)	$ (0.02)	$ 0.28
Minera Yanacocha SRL and subsidiary [Member]
Operating income:
Revenue	$ 734,526,000	$ 658,653,000	$ 670,905,000
Other operating income	4,776,000	21,965,000	21,870,000
Total operating income	739,302,000	680,618,000	692,775,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(692,721,000)	(619,424,000)	(772,647,000)
Other operating costs	(1,160,000)	(2,217,000)	(2,062,000)
Total operating costs	(693,881,000)	(621,641,000)	(774,709,000)
Gross profit (loss)	45,421,000	58,977,000	(81,934,000)
Operating expenses, net
Administrative expenses	(1,744,000)	(2,783,000)	(4,760,000)
Selling expenses	(1,722,000)	(2,627,000)	(3,921,000)
Other, net	(35,987,000)	(76,155,000)	(63,514,000)
Total operating expenses, net	(39,453,000)	(81,565,000)	(72,195,000)
Operating profit (loss)	5,968,000	(22,588,000)	(154,129,000)
Other income (expense), net
Finance income	18,430,000	11,448,000	5,831,000
Finance costs	(57,629,000)	(39,024,000)	(23,766,000)
Net gain (loss) from currency exchange difference	2,902,000	(2,056,000)	3,636,000
Profit (loss) before income tax	(30,329,000)	(52,220,000)	(168,428,000)
Income tax
Current income tax	(64,928,000)	(30,368,000)	(7,026,000)
Deferred income tax	0	1,071,000	0
Income tax expense	(64,928,000)	(29,297,000)	(7,026,000)
Discontinued operations
Profit (loss) for the year	(95,257,000)	(81,517,000)	(175,454,000)
Attributable to:
Net loss from continued operations	(95,257,000)	(81,517,000)	(175,454,000)
Sociedads Minera Cerro Verde Saa [Member]
Operating income:
Revenue	2,890,066,000	3,054,026,000	3,202,931,000
Total operating income	2,890,066,000	3,054,026,000	3,202,931,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(1,954,749,000)	(2,010,972,000)	(1,768,238,000)
Gross profit (loss)	935,317,000	1,043,054,000	1,434,693,000
Operating expenses, net
Selling expenses	(109,483,000)	(137,008,000)	(141,669,000)
Other operating expenses	38,116,000	68,683,000	258,826,000
Other operating income	680,000	0	0
Total operating expenses, net	(146,919,000)	(205,691,000)	(400,495,000)
Operating profit (loss)	788,398,000	837,363,000	1,034,198,000
Other income (expense), net
Finance income	10,356,000	28,089,000	5,350,000
Finance costs	(115,877,000)	(426,733,000)	(216,912,000)
Net gain (loss) from currency exchange difference	5,574,000	6,161,000	13,288,000
Total other income (expenses), net	(99,947,000)	(392,483,000)	(198,274,000)
Profit (loss) before income tax	688,451,000	444,880,000	835,924,000
Income tax
Income tax expense	298,074,000	325,170,000	486,043,000
Discontinued operations
Profit (loss) for the year	390,377,000	119,710,000	349,881,000
Attributable to:
Net loss from continued operations	$ 390,377,000	$ 119,710,000	$ 349,881,000
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ 1.115	$ 0.342	$ 1.000